Note 3 - Trade Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3—TRADE
ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2016	2015
Trade accounts receivable	10,286	11,869
Notes receivable	116	560
Less: allowance for doubtful accounts	(960)	(1,091)
Total	9,442	11,338
Less current portion	(9,143)	(10,744)
Total long-term portion	299	593

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.

Bad debt expenses amount to an income of
€18
thousand and a cost of
€17
thousand and
€450
thousand, respectively for the years ended
December
31,
2016,
2015
and
2014.

Long term portion consists of sales type leases of medical devices and receivables for license revenue paid over four
years. Future minimum payments to be received over the
five
coming years are as follows:

	December 31,
	Sales type leases	License Revenue

2018	65	152
2019	48	-
2020	24	-
2021	10	-
2022	-	-
Total minimum payments	147	152